Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
FF Intelligent Mobility Global Holdings Ltd [Member]
Accrued Expenses and Other Current Liabilities (Tables) [Line Items]
Schedule of Accrued Expenses and Other Current Liabilities
	June 30, 2021	December 31, 2020
Accrued expenses and other current liabilities
Accrued payroll and benefits	$27,039	$19,180
Accrued legal contingencies	12,333	5,025
Capital lease, current portion	1,926	4,396
Deferred rent, current portion	—	3
Tooling, machinery, and equipment received not invoiced	795	509
Deposits from customers	3,667	3,523
Due to affiliates	7,658	5,123
Other current liabilities	6,303	14,623
Total accrued expenses and other current liabilities	$59,721	$52,382

	2020	2019
Accrued expenses and other current liabilities
Accrued payroll and benefits	$19,180	$16,717
Accrued legal contingencies	5,025	3,305
Capital lease, current portion	4,396	1,661
Deferred rent, current portion	3	174
Tooling, machinery and equipment received not invoiced	509	1,389
Deposits from customers	3,523	14,923
Due to affiliates	5,123	467
Other current liabilities	14,623	9,629
	$52,382	$48,265